UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

  For the quarterly distribution period from

December 1, 2007 to February 29, 2008

Commission File Number of issuing entity: 333-137587-01

CHASE EDUCATION LOAN TRUST 2007-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-137587

COLLEGIATE FUNDING OF DELAWARE, L.L.C.

(Exact name of depositor as specified in its charter)

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware	13-1812121
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

10304 Spotsylvania Avenue, Suite 100 Fredericksburg, Virginia	22408
(Address of principal executive offices of issuing entity)	(Zip Code)

(212) 270-6000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Floating Rate Class A-1 Notes	☐	☐	☑	________
Floating Rate Class A-2 Notes	☐	☐	☑	________
Floating Rate Class A-3 Notes	☐	☐	☑	________
Floating Rate Class A-4 Notes	☐	☐	☑	________
Floating Rate Class B Notes	☐	☐	☑	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes  ☑        No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

PART II — OTHER INFORMATION

Item 7.	Significant Enhancement Provider Information.

Response to Item 7 is set forth in Section IX of the Quarterly Servicing Report attached as Exhibit 99.1.

Item 9.	Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1	Quarterly Servicing Report for March 28, 2008 Quarterly Payment Date.

(b)	The exhibits required to be filed by the registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 8, 2008

By:	COLLEGIATE FUNDING OF DELAWARE, L.L.C., the Depositor

By:	/s/ Kenneth E. Bilyeu, Jr.
Name:	Kenneth E. Bilyeu, Jr.
Title:	Treasurer of Collegiate Funding of Delaware, L.L.C.

EXHIBIT INDEX

Exhibit Number	Description
99.1	Quarterly Servicing Report for March 28, 2008 Quarterly Payment Date.